Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts Receivable

6. Accounts Receivable

Accounts receivable consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Accounts receivable, gross	1,054,574	880,169
Allowance for doubtful receivables	(2,070)	(1,848)

Accounts receivable, net	1,052,504	878,321

The increase in accounts receivable as of December 31, 2014 compared to December 31, 2013 was mainly caused by a change in products towards more high-end system types.

The carrying amount of the accounts receivable approximates the fair value. We perform ongoing credit evaluations on our customers’ financial condition. We periodically review whether an allowance for credit losses is needed by considering factors such as historical payment experience, credit quality, aging of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay.

Movements of the allowance for doubtful receivables are as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR

Balance at beginning of year	(1,848)	(2,071)
Addition for the year[1]	(133)	(1,062)
Effect of changes in exchange rates	(98)	128
Utilization of the provision	9	1,157

Balance at end of year	(2,070)	(1,848)

1	The addition for the year is recorded in the cost of sales.